Fees Summary	Oct. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,000,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	276,200.00
Total Offset Amount	79,715.76
Net Fee	$ 196,484.24
Final Prospectus	false